Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB,
Series H, 5.00%, 09/01/25	$990	$1,022,403
Alabama Public School and College Authority RB,
Series B, 5.00%, 05/01/25	445	456,753
City of Huntsville AL GOL
5.00%, 05/01/25	180	184,665
Series E, 5.00%, 11/01/25	115	119,329
State of Alabama GO, 5.00%, 08/01/25	285	294,001
University of Alabama (The) RB
5.00%, 07/01/25	155	159,744
Series B, 5.00%, 07/01/25	260	267,957
		2,504,852
Alaska — 0.1%
City of Anchorage AK Water Revenue RB, Series B,
5.00%, 05/01/25	180	184,754
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	90	93,087
Series D, 5.00%, 09/01/25	145	149,974
State of Alaska GO, Series B, 5.00%, 08/01/25	395	406,887
		834,702
Arizona — 2.3%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	410	416,820
Arizona State University RB
5.00%, 07/01/25	320	329,748
Series A, 5.00%, 07/01/25	445	458,556
Series B, 5.00%, 07/01/25	300	309,139
Arizona Transportation Board RB
5.00%, 07/01/25	595	613,042
Series A, 5.00%, 07/01/25	610	628,497
City of Phoenix AZ GO, 5.00%, 07/01/25	575	592,436
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	2,050	2,108,361
Series A, 5.00%, 07/01/25	820	843,483
Series D, 5.00%, 07/01/25	500	513,548
City of Tucson AZ Water System Revenue RB, 5.00%,
07/01/25	205	211,072
County of Pima AZ GOL, 4.00%, 07/01/25	130	132,116
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/25	905	931,736
Gilbert Water Resource Municipal Property Corp. RB,
5.00%, 07/01/25	185	190,480
Maricopa County Community College District GO, 5.00%,
07/01/25	1,050	1,081,101
Maricopa County High School District No. 210-Phoenix
GO, 5.00%, 07/01/25	145	149,376
Maricopa County Unified School District No. 48
Scottsdale GO, Series A, 5.00%, 07/01/25	35	36,022
Maricopa County Unified School District No. 69 Paradise
Valley GO, 5.00%, 07/01/25	140	144,049
Maricopa County Union High School District No.
210-Phoenix GO, 5.00%, 07/01/25	110	113,320
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/25	1,260	1,283,821
Series A, 5.00%, 01/01/25	1,165	1,187,025
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	205,643
University of Arizona (The) RB, 4.00%, 06/01/25	590	599,157
		13,078,548
	Par
Security	(000)	Value

California — 12.5%
91 Express Lanes Toll Road RB, 5.00%, 08/15/25	$100	$103,539
Bay Area Toll Authority RB, 5.00%, 04/01/25	210	215,389
Beverly Hills Unified School District CA GO, 0.00%,
08/01/25(a)	50	47,914
California Educational Facilities Authority RB, Series A,
5.00%, 10/01/25	95	98,670
California Infrastructure & Economic Development
Bank RB
4.00%, 08/01/25	235	238,585
5.00%, 10/01/25	435	451,659
California State Public Works Board RB
4.00%, 10/01/25	195	198,771
5.00%, 05/01/25	265	271,835
5.00%, 08/01/25	1,135	1,170,844
5.00%, 09/01/25	635	656,282
5.00%, 10/01/25	235	243,338
5.00%, 10/01/25 (ETM)	15	15,569
5.00%, 11/01/25	705	731,419
Series A, 5.00%, 06/01/25	110	113,046
Series B, 5.00%, 04/01/25	100	102,392
Series C, 5.00%, 11/01/25	135	140,059
Series D, 5.00%, 04/01/25	235	240,622
Series D, 5.00%, 06/01/25	240	246,646
California State University RB
5.00%, 11/01/25	530	551,614
Series A, 4.00%, 11/01/25	125	127,977
Series A, 5.00%, 11/01/25	2,090	2,175,232
Campbell Union High School District GO, Series B,
5.00%, 08/01/25	100	103,381
Carmel Unified School District Go, 4.00%, 08/01/25	100	101,909
City & County of San Francisco CA GO
5.00%, 06/15/25	25	25,786
Series R1, 5.00%, 06/15/25	585	603,403
City of Los Angeles CA GO, 5.00%, 09/01/25	425	440,715
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	475	488,845
Series B, 5.00%, 06/01/25	500	514,573
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	530	545,315
Series B, 5.00%, 05/15/25	315	324,170
Series C, 5.00%, 05/15/25	170	174,949
City of Redding CA Electric System Revenue RB, 5.00%,
06/01/25	100	102,650
City of San Francisco CA Public Utilities Commission
Water Revenue RB, 5.00%, 11/01/25	520	541,297
Coast Community College District GO, 5.00%, 08/01/25	75	77,480
Contra Costa Transportation Authority Sales Tax
Revenue RB, Series A, 5.00%, 03/01/25	210	215,090
County of Monterey CA COP, 5.00%, 10/01/25	280	290,491
County of Santa Clara CA GO, 5.00%, 08/01/25	180	186,301
East Bay Municipal Utility District Water System
Revenue RB
5.00%, 06/01/25	80	82,544
Series A, 4.00%, 06/01/25	270	275,078
Series B, 5.00%, 06/01/25	605	624,240
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/25	100	103,173
El Camino Community College District Foundation (The)
GO
5.00%, 08/01/25	15	15,496
Series-C, 0.00%, 08/01/25(a)	1,100	1,050,534

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Escondido Union High School District GO, Series A,
0.00%, 08/01/25 (AGC)(a)	$60	$57,260
Foothill-De Anza Community College District GO
0.00%, 08/01/25(a)	285	272,908
4.00%, 08/01/25	150	152,863
Series B, 0.00%, 08/01/25 (NPFGC)(a)	160	153,211
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	238,133
Imperial Irrigation District Electric System Revenue RB,
5.00%, 11/01/25	125	129,619
Irvine Ranch Water District Water Service Corp., 5.00%,
03/01/25	20	20,465
Irvine Ranch Water District Water Service Corp. Special
Assessment, 5.00%, 02/01/25	120	122,600
Long Beach Community College District GO
4.00%, 08/01/25	125	127,201
5.00%, 08/01/25	165	170,456
Long Beach Unified School District GO, 5.00%, 08/01/25	450	465,821
Los Angeles Community College District/CA GO
4.00%, 08/01/25	195	199,039
5.00%, 08/01/25	1,530	1,584,020
Series C, 5.00%, 08/01/25	425	440,005
Los Angeles County Metropolitan Transportation Authority
RB, 5.00%, 07/01/25	440	454,396
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB
5.00%, 06/01/25	1,055	1,087,289
5.00%, 07/01/25	1,485	1,533,586
Series A, 5.00%, 06/01/25	930	957,960
Series A, 5.00%, 07/01/25	1,160	1,197,952
Los Angeles County Sanitation Districts Financing
Authority RB, 5.00%, 10/01/25	335	346,609
Los Angeles Department of Water & Power Power
System Revenue RB, 5.00%, 07/01/25	165	170,236
Los Angeles Department of Water & Power RB
5.00%, 07/01/25	145	149,601
Series A, 5.00%, 07/01/25	315	324,995
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/25	80	82,538
Series C, 5.00%, 07/01/25	435	448,803
Los Angeles Department of Water & Power Water
System Revenue RB
5.00%, 07/01/25	385	397,325
Series B, 5.00%, 07/01/25	675	696,608
Los Angeles Unified School District/CA GO
4.00%, 07/01/25	785	799,642
5.00%, 07/01/25	950	980,814
Series A, 5.00%, 07/01/25	2,470	2,550,115
Los Rios Community College District GO
5.00%, 08/01/25	100	103,307
Series C, 4.00%, 08/01/25	100	101,850
Manhattan Beach Unified School District GO, 0.00%,
09/01/25 (NPFGC)(a)	190	180,897
Metropolitan Water District of Southern California RB
5.00%, 01/01/25	290	296,064
5.00%, 07/01/25	220	226,764
5.00%, 10/01/25	95	98,796
Series A, 2.50%, 07/01/25	375	371,946
Series A, 5.00%, 07/01/25	515	531,222
Mount San Antonio Community College District GO,
Series A, 0.00%, 08/01/25(a)	330	315,393
	Par
Security	(000)	Value

California (continued)
Newport Mesa Unified School District GO, 0.00%,
08/01/25 (NPFGC)(a)	$225	$215,136
Oak Grove School District GO, Series A, 0.00%,
08/01/25(a)	25	23,805
Orange County Water District RB, Series C, 5.00%,
08/15/25	265	274,419
Palo Alto Unified School District GO
0.00%, 08/01/25(a)	580	555,309
5.00%, 08/01/25	75	77,547
Palomar Community College District, 5.00%, 08/01/44
(PR 08/01/25)	600	621,184
Palomar Community College District GO, Series B,
0.00%, 08/01/25(a)	325	308,880
Pasadena Area Community College District GO,
Series A, 5.00%, 08/01/25	30	31,037
Rancho Water District Financing Authority RB, Series A,
5.00%, 08/01/25	275	284,422
Rio Hondo Community College District/CA GO, 5.00%,
08/01/25	170	175,672
Riverside Community College District, 0.00%, 08/01/35
(PR 02/01/25)(a)	2,935	1,712,520
Riverside Community College District GO, Series D,
0.00%, 08/01/25(a)	105	99,689
Riverside County Transportation Commission Sales Tax
Revenue RB, 5.00%, 06/01/25	110	113,235
Sacramento City Financing Authority RB, 5.25%,
12/01/25 (AMBAC)	25	26,130
Sacramento County Sanitation Districts Financing
Authority RB
5.00%, 08/01/25	100	103,426
5.00%, 12/01/25	340	355,043
Sacramento Municipal Utility District RB
5.00%, 07/01/25	655	674,309
5.00%, 08/15/25	280	289,995
Series E, 5.00%, 08/15/25.	210	217,496
San Diego Community College District GO, 5.00%,
08/01/25	540	558,904
San Diego County Regional Transportation Commission
RB, Series A, 5.00%, 04/01/25	255	261,573
San Diego Public Facilities Financing Authority RB
5.00%, 08/01/25	250	258,752
Series A, 5.00%, 08/01/25	100	103,501
Series B, 5.00%, 08/01/25	510	527,854
San Diego Unified School District/CA GO
5.00%, 07/01/25	235	242,622
5.50%, 07/01/25 (AGM)	190	197,688
Series C-2, 5.50%, 07/01/25 (AGM)	355	369,364
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	145,665
Series J-2, 4.00%, 07/01/25	150	152,798
Series J-2, 5.00%, 07/01/25	140	144,541
San Francisco Bay Area Rapid Transit District GO,
5.00%, 08/01/25	295	305,239
San Francisco City & County Airport Commission San
Francisco International Airport RB
4.00%, 05/01/25	250	253,778
5.00%, 05/01/25	430	441,731
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB
Series A, 4.00%, 10/01/25	275	280,949
Series A, 5.00%, 10/01/25	205	212,749

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
San Francisco County Transportation Authority Sales Tax
Revenue RB, 4.00%, 02/01/25	$175	$177,307
San Jose Evergreen Community College District GO,
5.00%, 09/01/25	125	129,721
San Jose Unified School District GO, Series C, 0.00%,
08/01/25 (NPFGC)(a)	240	229,410
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	130	123,887
Series B, 0.00%, 09/01/25 (NPFGC)(a)	440	419,311
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,160	1,199,744
Series-A, 5.00%, 08/01/25	355	367,163
San Mateo Union High School District GO, 0.00%,
09/01/25 (NPFGC)(a)	300	286,295
Santa Clara Unified School District GO, 5.00%, 07/01/25	125	129,178
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/25	35	35,922
Series A, 5.00%, 06/01/25	710	731,636
Santa Monica-Malibu Unified School District GO, 4.00%,
08/01/25	175	178,263
Sequoia Union High School District GO
4.00%, 07/01/25	275	279,899
5.00%, 07/01/25	510	526,183
Southern California Public Power Authority RB, 5.00%,
07/01/25	195	200,995
Southwestern Community College District GO, Series D,
5.00%, 08/01/44 (PR 08/01/25)	1,510	1,559,934
State of California Department of Water Resources RB
5.00%, 12/01/25	525	547,652
Series AW, 5.00%, 12/01/25	100	104,315
Series AX, 5.00%, 12/01/25	330	344,238
Series BA, 5.00%, 12/01/25	55	57,373
State of California GO
4.00%, 03/01/25	35	35,441
4.00%, 09/01/25	680	693,411
4.00%, 10/01/25	200	204,195
4.00%, 11/01/25	340	347,569
5.00%, 03/01/25	690	705,981
5.00%, 04/01/25	720	738,058
5.00%, 08/01/25	3,355	3,465,947
5.00%, 09/01/25	2,505	2,592,894
5.00%, 10/01/25	3,470	3,598,858
5.00%, 11/01/25	1,400	1,454,897
5.00%, 12/01/25	115	119,752
Series B, 5.00%, 08/01/25	1,130	1,167,368
Series B, 5.00%, 09/01/25	865	895,350
University of California RB
5.00%, 05/15/25	1,295	1,332,201
Series AO, 5.00%, 05/15/25	665	684,103
Series AY, 5.00%, 05/15/25	195	200,602
Series I, 5.00%, 05/15/25	475	488,645
Upper Santa Clara Valley Joint Powers Authority RB,
Series A, 5.00%, 08/01/25	160	165,554
Whittier Union High School District GO, 0.00%,
08/01/25(a)	290	276,592
		70,979,937
Colorado — 0.8%
Board of Governors of Colorado State University System
RB, Series C, 2.50%, 03/01/25	25	24,827
Board of Water Commissioners City & County of Denver
(The) RB, Series A, 4.00%, 09/15/25	85	86,456
	Par
Security	(000)	Value

Colorado (continued)
City & County of Denver CO Airport System Revenue RB
5.00%, 11/15/25	$190	$197,166
Series A, 5.00%, 11/15/25	375	389,143
City of Colorado Springs CO Utilities System
Revenue RB
5.00%, 11/15/25	445	462,099
Series A-1, 5.00%, 11/15/25	500	519,212
Colorado Health Facilities Authority, 5.00%, 11/01/25	100	102,387
County of Adams CO COP, 5.00%, 12/01/25	130	134,899
Denver City & County School District No. 1 COP,
Series A, 5.00%, 12/01/25	275	285,362
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	415	431,694
Series A, 5.50%, 12/01/25 (SAW)	510	535,037
E-470 Public Highway Authority RB, Series B, 0.00%,
09/01/25 (NPFGC)(a)	270	256,804
State of Colorado COP
5.00%, 03/15/25	500	511,527
Series K, 5.00%, 03/15/25	230	235,302
Series L, 5.00%, 03/15/25	25	25,576
University of Colorado RB
5.00%, 06/01/25	150	154,054
Series A, 5.00%, 06/01/25 (NPFGC)	375	385,533
		4,737,078
Connecticut — 1.7%
State of Connecticut Clean Water Fund - State Revolving
Fund RB, 5.00%, 02/01/25	120	122,493
State of Connecticut GO
4.00%, 06/01/25	805	816,017
5.00%, 04/15/25	305	312,271
5.00%, 09/15/25	1,315	1,359,226
5.00%, 11/15/25	145	150,366
Series A, 5.00%, 01/15/25	1,685	1,716,248
Series A, 5.00%, 04/15/25	170	174,053
Series B, 3.00%, 06/01/25	100	99,996
Series B, 5.00%, 05/15/25	355	364,107
Series B, 5.00%, 06/15/25	165	169,539
Series C, 5.00%, 06/15/25	420	431,553
Series E, 5.00%, 09/15/25	600	620,179
Series E, 5.00%, 10/15/25	255	263,940
Series F, 5.00%, 11/15/25	410	425,172
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/25	135	139,678
Series A, 5.00%, 01/01/25	245	249,409
Series A, 5.00%, 08/01/25	330	340,176
Series A, 5.00%, 09/01/25	460	475,056
Series B, 5.00%, 08/01/25	425	438,106
Series B, 5.00%, 10/01/25	330	341,435
University of Connecticut RB
5.00%, 11/01/25	195	202,037
5.00%, 11/15/25	100	103,701
Series A, 5.00%, 02/15/25	530	540,762
		9,855,520
Delaware — 1.3%
City of Wilmington DE GO, 5.00%, 12/01/25	55	57,072
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,620,525
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,340,183
Delaware Transportation Authority RB
4.00%, 07/01/25	125	127,070

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Delaware (continued)
5.00%, 07/01/25	$1,100	$1,133,355
5.00%, 09/01/25	340	351,288
State of Delaware GO
5.00%, 01/01/25	260	265,105
5.00%, 03/01/25	260	266,106
5.00%, 10/01/25	225	233,467
Series 2009C, 5.00%, 10/01/25	790	819,729
Series A, 5.00%, 02/01/25	105	107,265
		7,321,165
District of Columbia — 1.8%
District of Columbia GO
5.00%, 02/01/25	715	729,145
Series A, 5.00%, 06/01/25	460	472,434
Series A, 5.00%, 10/15/25	1,200	1,242,678
Series B, 5.00%, 06/01/25	430	441,623
Series D, 5.00%, 06/01/25	250	256,757
Series E, 5.00%, 06/01/25	1,410	1,448,111
District of Columbia Income Tax Revenue RB
5.00%, 12/01/25	280	291,060
Series A, 5.00%, 03/01/25	205	209,528
Series A, 5.00%, 12/01/25	280	291,060
Series B, 5.00%, 10/01/25	485	502,207
Series C, 5.00%, 05/01/25	380	389,801
Series C, 5.00%, 10/01/25	875	906,044
District of Columbia RB, 5.00%, 12/01/25	255	264,470
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/25	195	201,951
Series A, 5.00%, 10/01/25	550	569,604
Series B, 5.00%, 10/01/25	315	326,280
Metropolitan Washington Airports Authority Aviation
Revenue RB, 5.00%, 10/01/25	200	207,261
Washington Metropolitan Area Transit Authority
Dedicated Revenue RB, Series A, 5.00%, 07/15/25	240	247,259
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/25	850	874,938
Series A1, 5.00%, 07/01/25	460	473,496
		10,345,707
Florida — 2.7%
Central Florida Expressway Authority RB, 5.00%,
07/01/25	140	143,950
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	123,763
Series B, 5.00%, 10/01/25	290	299,093
County of Miami-Dade FL GO, Series-D, 5.00%,
07/01/25	320	329,254
County of Miami-Dade FL Water & Sewer System
Revenue RB, 5.00%, 10/01/25	1,235	1,279,021
County of Orange FL Water Utility System Revenue RB,
5.00%, 10/01/25	420	435,249
County of Seminole FL Sales Tax Revenue RB, Series B,
5.25%, 10/01/25 (NPFGC)	80	83,294
Florida Department of Environmental Protection RB
5.00%, 07/01/25	2,543	2,616,540
Series A, 5.00%, 07/01/25	462	475,360
Florida Department of Management Services COP,
Series A, 5.00%, 08/01/25	525	540,644
Florida State Development Commission/Everglades
Parkway RB, Series A, 5.00%, 07/01/25	110	113,258
Hillsborough County Aviation Authority RB, 5.00%,
10/01/25	200	206,667
	Par
Security	(000)	Value

Florida (continued)
Hillsborough County School Board COP, Series A,
5.00%, 07/01/25	$185	$189,573
Orange County School Board COP, 5.00%, 08/01/25	50	51,490
Palm Beach County School District COP
5.00%, 08/01/25	500	514,380
Series B, 5.00%, 08/01/25	180	185,177
School Board of Miami-Dade County (The) COP,
Series A, 5.00%, 05/01/25	485	495,709
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/25	435	444,738
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	365	375,299
Series C, 5.00%, 07/01/25	255	262,195
School District of Broward County/FL GO, 5.00%,
07/01/25	210	216,132
State of Florida Department of Transportation RB, 5.00%,
07/01/25	430	442,847
State of Florida Department of Transportation Turnpike
System Revenue RB
5.00%, 07/01/25	255	262,016
Series A, 5.00%, 07/01/25	750	770,637
Series-B, 5.00%, 07/01/25	190	195,228
State of Florida GO
5.00%, 06/01/25	375	385,682
5.00%, 07/01/25	530	545,847
Series A, 5.00%, 06/01/25	302	310,602
Series A, 5.00%, 07/01/25	50	51,495
Series B, 5.00%, 06/01/25	375	385,681
Series B, 5.00%, 07/01/25	35	36,047
Series C, 5.00%, 06/01/25	350	359,970
Series D, 5.00%, 06/01/25	130	133,703
State of Florida Lottery Revenue RB
5.00%, 07/01/25	1,010	1,040,768
Series A, 5.00%, 07/01/25	596	614,156
Series B, 5.00%, 07/01/25	350	360,662
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	145	149,905
Volusia County School Board COP, Series A, 5.00%,
08/01/25 (BAM)	90	92,642
		15,518,674
Georgia — 2.8%
Association County Commissioners of Georgia COP,
5.00%, 07/15/25	575	592,558
City of Atlanta GA, 5.00%, 12/01/25	250	259,920
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/25	340	349,832
Series A, 5.00%, 07/01/25	145	149,193
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33 (PR 05/01/25)	2,310	2,371,871
5.75%, 11/01/25 (AGM)	205	215,645
Series B, 5.00%, 11/01/25	250	259,586
County of Forsyth GA GO, 5.00%, 09/01/25	135	139,631
Forsyth County School District GO, 5.00%, 02/01/25	210	214,362
Georgia State Road & Tollway Authority RB, 5.00%,
06/01/25	995	1,022,289
Gwinnett County School District GO
5.00%, 02/01/25	715	728,437
5.00%, 08/01/25	360	370,567
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/25	295	304,580
Henry County School District GO
4.00%, 08/01/25 (SAW)	160	162,653

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Georgia (continued)
5.00%, 08/01/25 (SAW)	$300	$309,340
Henry County Water Authority RB, 5.00%, 02/01/25	250	255,069
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	125	128,957
Series A, 4.00%, 07/01/25	580	589,604
Municipal Electric Authority of Georgia RB, 5.00%,
01/01/25	145	147,006
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	1,220	1,261,464
Series B, 5.00%, 10/01/25	435	450,649
State of Georgia GO
4.00%, 07/01/25	235	238,891
5.00%, 07/01/25	250	257,581
Series A, 5.00%, 02/01/25	850	867,826
Series A, 5.00%, 07/01/25	170	175,155
Series A1, 5.00%, 02/01/25	745	760,624
Series A-1, 5.00%, 02/01/25	105	107,202
Series C1, 4.00%, 01/01/25	890	899,020
Series C1, 4.00%, 07/01/25	655	665,846
Series E, 5.00%, 12/01/25	1,135	1,180,865
Series F, 5.00%, 01/01/25	135	137,577
Series F, 5.00%, 07/01/25	165	170,003
		15,743,803
Hawaii — 1.9%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/25	1,185	1,220,101
5.00%, 07/01/30 (PR 07/01/25)	1,240	1,276,729
Series A, 5.00%, 07/01/45 (PR 07/01/25)	600	617,772
Series B, 5.00%, 07/01/25.	340	350,071
City & County of Honolulu HI GO
4.00%, 08/01/25	75	76,277
5.00%, 09/01/25	650	671,785
Series A, 5.00%, 10/01/25	245	253,692
Series B, 5.00%, 09/01/25	480	496,087
Series C, 5.00%, 10/01/25	65	67,306
Series E, 5.00%, 09/01/25	320	330,725
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	550	568,434
State of Hawaii GO
5.00%, 01/01/25	175	178,229
5.00%, 10/01/25	895	926,754
Series EZ, 5.00%, 10/01/25	495	512,562
Series FE, 5.00%, 10/01/25	480	497,030
Series FH, 5.00%, 10/01/25	315	326,176
Series FK, 5.00%, 05/01/25	580	594,959
Series FN, 5.00%, 10/01/25	620	641,997
Series FT, 5.00%, 01/01/25	225	229,151
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	185	186,758
Series B, 5.00%, 01/01/25	455	463,395
University of Hawaii RB
5.00%, 10/01/25	95	98,151
Series B, 5.00%, 10/01/25	115	118,814
		10,702,955
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%,
07/15/25	1,500	1,542,128

Illinois — 3.5%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	2,325	2,366,841
	Par
Security	(000)	Value

Illinois (continued)
Series C, 5.00%, 01/01/25	$225	$229,049
Series F, 5.00%, 01/01/25	225	229,049
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,073,032
Illinois Finance Authority RB
4.00%, 01/01/25	680	685,420
4.00%, 07/01/25	1,180	1,195,930
5.00%, 01/01/25	610	620,314
5.00%, 07/01/25	855	878,287
5.00%, 12/01/25	585	606,938
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	280	284,886
Series A, 5.00%, 01/01/25	225	228,927
Series B, 5.00%, 01/01/25	710	722,391
Sales Tax Securitization Corp. RB, Series A, 5.00%,
01/01/25	500	507,729
State of Illinois GO
5.00%, 01/01/25	155	157,242
5.00%, 02/01/25	3,605	3,662,437
5.00%, 05/01/25	1,000	1,020,354
5.00%, 10/01/25	100	102,824
5.50%, 05/01/25	210	215,546
Series A, 5.00%, 03/01/25	520	529,035
Series B, 5.00%, 03/01/25	860	874,943
Series D, 5.00%, 11/01/25	2,220	2,286,308
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	204,886
		19,682,368
Indiana — 1.4%
City of Indianapolis Department of Public Utilities Water
System Revenue RB, 5.00%, 10/01/25	480	495,999
Indiana Finance Authority RB
5.00%, 02/01/25	1,615	1,648,549
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,273,012
Series B, 5.00%, 02/01/25	610	622,672
Series C, 5.00%, 12/01/25	920	956,339
Indiana University RB, 5.00%, 06/01/25	795	816,489
Indianapolis Local Public Improvement Bond Bank RB,
5.00%, 01/01/25	110	112,030
Purdue University COP, Series A, 5.00%, 07/01/25	210	216,073
Purdue University RB
4.00%, 07/01/25	90	91,365
5.00%, 07/01/25	625	643,073
Series A, 5.25%, 07/01/25	190	196,148
		8,071,749
Iowa — 0.6%
County of Polk IA GO, 5.00%, 06/01/25	185	189,878
Iowa Finance Authority RB, 5.00%, 08/01/25	1,065	1,099,584
State of Iowa GO
5.00%, 06/15/25	545	559,473
Series-A, 5.00%, 06/01/25	260	266,684
State of Iowa RB, Series A, 5.00%, 06/01/25	1,020	1,046,223
		3,161,842
Kansas — 1.1%
County of Johnson KS GO, 5.00%, 09/01/25	205	211,710
Johnson County Public Building Commission RB
5.00%, 09/01/25	180	185,525
Series A, 5.00%, 09/01/25	265	273,134
Johnson County Unified School District No. 229 Blue
Valley GO, 5.00%, 10/01/25	1,525	1,578,601

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Kansas (continued)
Johnson County Unified School District No. 512 Shawnee
Mission GO
5.00%, 10/01/30 (PR 10/01/25)	$510	$528,094
5.00%, 10/01/31 (PR 10/01/25)	825	854,270
Series B, 5.00%, 10/01/25	250	258,539
Sedgwick County Unified School District No. 265
Goddard GO, Series B, 5.00%, 10/01/25	20	20,677
State of Kansas Department of Transportation RB
5.00%, 09/01/25	1,430	1,476,356
Series A, 5.00%, 09/01/25	580	598,802
		5,985,708
Kentucky — 0.1%
Kentucky State Property & Building Commission RB,
5.00%, 11/01/25 (SAP)	505	520,518
Louisville and Jefferson County Metropolitan Sewer
District RB, 5.00%, 05/15/25	295	303,059
		823,577
Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series B, 5.00%, 05/01/25	430	441,304
State of Louisiana GO
5.00%, 03/01/25	300	306,755
5.00%, 09/01/25	120	124,097
Series A, 5.00%, 03/01/25	110	112,477
Series A, 5.00%, 09/01/25	310	320,585
Series B, 5.00%, 05/01/25	40	41,051
Series B, 5.00%, 08/01/25	370	381,905
State of Louisiana RB, 5.00%, 09/01/25	705	729,071
		2,457,245
Maine — 0.7%
Maine Governmental Facilities Authority RB, 5.00%,
10/01/25	105	108,552
Maine Municipal Bond Bank RB
5.00%, 11/01/25	815	843,985
Series A, 5.00%, 09/01/25	290	298,811
Series B, 5.00%, 11/01/25	185	191,580
State of Maine GO
5.00%, 06/01/25	385	395,406
Series B, 5.00%, 06/01/25	2,295	2,357,032
		4,195,366
Maryland — 3.2%
City of Baltimore MD RB
5.00%, 07/01/25	330	339,312
Series A, 5.00%, 07/01/25	255	262,768
County of Anne Arundel MD GOL
5.00%, 04/01/25	320	328,101
5.00%, 10/01/25	1,520	1,576,949
County of Baltimore MD GO
5.00%, 03/01/25	550	562,442
5.00%, 08/01/25	425	438,738
County of Charles MD GO, 5.00%, 10/01/25	85	88,086
County of Frederick MD GO, 5.00%, 08/01/25	300	309,683
County of Howard MD GO
5.00%, 08/15/25	365	377,135
Series A, 5.00%, 02/15/25	365	373,164
County of Montgomery MD COP, Series B, 5.00%,
04/01/25	100	102,277
County of Montgomery MD GO
5.00%, 08/01/25	100	103,247
5.00%, 11/01/25	1,175	1,220,257
	Par
Security	(000)	Value

Maryland (continued)
Series C, 5.00%, 10/01/25	$205	$212,477
Series D, 4.00%, 11/01/25	620	633,376
County of Prince George's MD GOL
5.00%, 07/15/25	1,505	1,552,042
Series A, 5.00%, 07/01/25	280	288,490
Series A, 5.00%, 07/15/25	330	340,315
Series B, 5.00%, 07/15/25	100	103,126
State of Maryland Department of Transportation RB
4.00%, 09/01/25	430	437,611
5.00%, 05/01/25	100	102,542
5.00%, 09/01/25	330	340,905
5.00%, 10/01/25	600	620,990
5.00%, 12/01/25	130	135,017
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	449,061
Second Series B, 5.00%, 08/01/25	390	402,606
Series A, 5.00%, 03/15/25	650	665,274
Series A, 5.00%, 08/01/25	480	495,516
Series B, 4.00%, 08/01/25	335	340,949
Series B, 5.00%, 08/01/25	2,645	2,730,498
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	75	76,154
5.00%, 06/01/25 (GTD)	545	560,452
Washington Suburban Sanitary Commission RB
4.00%, 06/01/25 (GTD)	485	492,464
5.00%, 06/01/25 (GTD)	350	359,923
5.00%, 06/15/25 (GTD)	490	504,345
5.00%, 12/01/25 (GTD)	250	260,102
		18,186,394
Massachusetts — 3.3%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	208,052
Commonwealth of Massachusetts GO, 5.00%, 05/01/25	1,000	1,026,412
Commonwealth of Massachusetts GOL
5.00%, 05/01/25	380	390,036
5.00%, 07/01/25	150	154,548
5.00%, 09/01/25	150	155,145
Series A, 5.00%, 01/01/25	245	249,632
Series A, 5.00%, 03/01/25	100	102,262
Series A, 5.00%, 07/01/25	365	376,068
Series B, 5.00%, 04/01/25	160	163,920
Series B, 5.00%, 07/01/25	330	340,007
Series B, 5.00%, 11/01/25	295	306,311
Series B, 5.25%, 09/01/25 (AGM)	995	1,034,519
Series C, 5.00%, 08/01/25	840	867,153
Series C, 5.00%, 09/01/25	330	341,319
Series C, 5.00%, 10/01/25	1,375	1,424,922
Series D, 5.00%, 07/01/25	650	669,710
Series E, 5.00%, 11/01/25	230	238,819
Series E, 5.00%, 11/01/25 (AMBAC)	180	186,902
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/25	495	508,969
Massachusetts Bay Transportation Authority Assessment
Revenue RB, Series A, 5.00%, 07/01/25	350	360,613
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB
5.00%, 07/01/25	180	185,483
Series A, 5.00%, 07/01/25	745	767,695
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	1,565	1,615,821
Series 22, 5.00%, 08/01/25	95	98,142

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	$750	$773,443
Series A, 5.00%, 10/15/25	250	259,866
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	132,645
5.00%, 02/15/25	270	275,705
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	259,351
Series A, 5.00%, 11/15/45 (PR 11/15/25)	2,475	2,567,570
Series C, 5.00%, 08/15/25	270	279,514
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/25	530	540,020
Massachusetts Water Resources Authority
5.00%, 08/01/25	125	129,041
5.00%, 08/01/25 (ETM)	25	25,797
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	300	309,697
Series B, 5.25%, 08/01/25 (AGM)	1,015	1,051,505
Series C, 5.00%, 08/01/25	10	10,331
Town of Watertown MA GOL, 5.00%, 02/01/25	225	229,964
University of Massachusetts Building Authority RB,
5.00%, 11/01/25	210	217,978
		18,834,887
Michigan — 1.1%
Lansing School District GO, 5.00%, 05/01/25 (Q-SBLF)	20	20,508
Michigan Finance Authority RB
5.00%, 10/01/25	385	398,469
Series A, 5.00%, 12/01/25	185	191,301
Series B, 5.00%, 10/01/25	870	900,435
Michigan State Building Authority RB
5.00%, 04/15/25	415	425,142
Series I, 5.00%, 04/15/25	850	870,772
Michigan State University RB, 5.00%, 02/15/25	340	347,010
State of Michigan GO
Series A, 5.00%, 05/01/25	265	271,933
Series B, 4.00%, 11/01/25	210	214,422
State of Michigan RB, 5.00%, 03/15/25	1,810	1,852,332
State of Michigan Trunk Line Revenue RB, 5.00%,
11/15/25	140	145,255
University of Michigan RB
5.00%, 04/01/25	530	542,679
Series A, 5.00%, 04/01/25	315	322,536
Wayne County Airport Authority RB, Series A, 5.00%,
12/01/25	25	25,829
		6,528,623
Minnesota — 1.8%
City of Minneapolis MN GO, 4.00%, 12/01/25	200	204,535
County of Hennepin MN GO
5.00%, 12/01/25	1,000	1,040,409
Series A, 5.00%, 12/01/25	370	384,951
Metropolitan Council GO
5.00%, 03/01/25	760	777,194
Series A, 5.00%, 03/01/25	190	194,298
Series B, 5.00%, 12/01/25	1,050	1,092,239
Minneapolis-St Paul Metropolitan Airports
Commission RB
Series A, 5.00%, 01/01/25	740	753,855
Series C, 5.00%, 01/01/25	210	213,932
Minnesota Public Facilities Authority State Revolving
Fund RB, Series A, 5.00%, 03/01/25	575	588,194
	Par
Security	(000)	Value

Minnesota (continued)
Southern Minnesota Municipal Power Agency RB,
Series A, 0.00%, 01/01/25 (NPFGC)(a)	$55	$53,128
State of Minnesota GO
Series A, 5.00%, 08/01/25	550	567,778
Series A, 5.00%, 10/01/25	165	170,991
Series B, 5.00%, 08/01/25	315	325,182
Series B, 5.00%, 10/01/25	135	139,901
Series D, 5.00%, 08/01/25	2,045	2,111,104
Series E, 5.00%, 10/01/25	145	150,264
University of Minnesota RB
Series B, 5.00%, 10/01/25	275	284,530
Series B, 5.00%, 12/01/25	1,115	1,158,028
		10,210,513
Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	450	468,020
Series C, 5.00%, 10/01/25	790	818,421
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	311,242
		1,597,683
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%,
05/01/25	110	112,769
Missouri Highway & Transportation Commission RB,
5.00%, 05/01/25	1,040	1,066,436
Missouri State Board of Public Buildings RB
5.00%, 10/01/25	460	475,940
Series A, 5.00%, 04/01/25	420	429,805
		2,084,950
Nebraska — 0.7%
City of Omaha NE GO, 5.00%, 04/15/25	825	844,471
Douglas County School District No. 17/NE GO, 4.00%,
06/15/35 (PR 06/15/25)	630	639,127
Nebraska Public Power District RB
5.00%, 01/01/25	300	305,263
Series A, 5.00%, 01/01/25	505	513,859
Series C, 5.00%, 01/01/25	370	376,491
Omaha Public Power District Nebraska City Station Unit
2 RB, Series A, 5.00%, 02/01/25	230	234,209
Omaha Public Power District RB
5.00%, 02/01/25	365	372,148
Series A, 5.00%, 02/01/25	595	606,653
		3,892,221
Nevada — 1.4%
Clark County School District GOL, Series A, 5.00%,
06/15/25	1,075	1,103,401
Clark County Water Reclamation District GOL, 5.00%,
07/01/25	615	633,130
County of Clark Department of Aviation RB, 5.00%,
07/01/25	1,055	1,083,438
County of Clark NV GOL
5.00%, 11/01/25	920	954,476
Series A, 5.00%, 06/01/25	255	262,027
Series A, 5.00%, 11/01/25	485	503,175
Series B, 5.00%, 06/01/25	50	51,378
Series B, 5.00%, 12/01/25	280	290,856
County of Clark NV RB
5.00%, 07/01/25	475	488,603
Series B, 5.00%, 07/01/25	145	149,152
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	360	369,541

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nevada (continued)
State of Nevada GOL
5.00%, 05/01/25	$580	$595,678
Series A, 5.00%, 05/01/25	260	267,028
Series D, 5.00%, 04/01/25	125	128,135
State of Nevada Highway Improvement Revenue RB,
5.00%, 12/01/25	955	993,591
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	143,415
Series C, 5.00%, 10/01/25	60	62,030
		8,079,054
New Hampshire — 0.4%
City of Manchester NH GO, 4.00%, 06/15/25	385	390,721
City of Nashua NH GO, 5.00%, 09/01/25	140	144,758
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	545	563,120
5.00%, 08/15/25 (ST INTERCEPT)	205	211,816
Series A, 5.00%, 08/15/25	230	237,647
New Hampshire State Turnpike System RB, 4.00%,
11/01/25	165	168,277
State of New Hampshire GO
5.00%, 12/01/25	540	562,116
Series B, 5.00%, 12/01/25	175	182,167
		2,460,622
New Jersey — 2.3%
County of Essex NJ GO, 5.00%, 08/01/25	170	175,369
County of Monmouth NJ GO, 5.00%, 07/15/25	195	201,405
Monmouth County Improvement Authority (The) RB
4.00%, 08/01/25 (GTD)	50	50,888
5.00%, 02/15/25 (GTD)	100	102,164
5.00%, 12/01/25 (GTD)	270	280,911
New Jersey Economic Development Authority, 5.00%,
11/01/25	170	175,899
New Jersey Economic Development Authority RB
5.00%, 03/01/25	835	852,190
5.00%, 06/15/25	390	400,382
Series A, 4.13%, 06/15/25	170	172,545
Series B, 4.00%, 11/01/25	920	936,653
Series D, 5.00%, 06/15/25.	155	159,126
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,031,141
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	610	628,497
Series D, 5.00%, 07/01/25	470	484,252
New Jersey Infrastructure Bank RB, Series A-1, 5.00%,
09/01/25 (GTD)	110	113,825
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	195	199,914
Series A, 5.00%, 06/15/25	225	230,950
Series A, 5.75%, 06/15/25 (NPFGC)	220	228,053
New Jersey Turnpike Authority RB
5.00%, 01/01/25	775	789,652
Series B, 5.00%, 01/01/25	140	142,647
Series C-2, 5.50%, 01/01/25 (AMBAC)	850	869,874
State of New Jersey GO
5.00%, 06/01/25	1,040	1,067,423
5.00%, 06/01/31 (PR 06/01/25)	110	112,828
5.00%, 06/01/32 (PR 06/01/25)	500	512,854
Series A, 5.00%, 06/01/25	3,295	3,383,190
		13,302,632
	Par
Security	(000)	Value

New Mexico — 0.8%
New Mexico Finance Authority RB
5.00%, 06/01/25	$220	$226,179
5.00%, 06/15/25	500	514,297
Series A, 5.00%, 06/15/25	625	643,006
Santa Fe Public School District GO, 5.00%, 08/01/25
(SAW)	100	102,861
State of New Mexico GO, 5.00%, 03/01/25	1,465	1,498,143
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	1,265	1,303,204
Series D, 5.00%, 07/01/25	135	139,094
		4,426,784
New York — 7.3%
City of New York NY GO
4.00%, 08/01/25	100	101,702
5.00%, 08/01/25	710	732,423
5.00%, 09/01/25	130	134,377
Series 1, 5.00%, 08/01/25	845	871,686
Series A, 5.00%, 08/01/25	2,105	2,171,478
Series A-1, 5.00%, 08/01/25	235	242,421
Series C, 4.00%, 08/01/25	240	244,085
Series C, 5.00%, 08/01/25	5,050	5,209,482
Series C-1, 5.00%, 08/01/25	675	696,317
Series E, 5.00%, 08/01/25	370	381,685
Series F-1, 5.00%, 06/01/25	125	128,461
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	50	51,517
County of Westchester NY GOL, 5.00%, 10/15/25	70	72,620
Erie County Industrial Development Agency (The) RB,
5.00%, 05/01/25 (SAW)	350	358,984
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	101,305
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	191,600
5.00%, 09/01/25	140	144,758
Metropolitan Transportation Authority RB
5.00%, 11/15/25	390	403,547
Series A, 5.00%, 11/15/25	140	145,609
Series A2, 5.00%, 11/15/25	150	155,036
Series B, 5.00%, 11/15/25	650	671,822
Series B2, 5.00%, 11/15/25	265	275,616
Series C-1, 5.00%, 11/15/25	470	485,780
Series F, 5.00%, 11/15/25	230	237,722
New York City Municipal Water Finance Authority RB
4.00%, 06/15/25	620	630,467
5.00%, 06/15/25	795	819,032
Series FF, 4.00%, 06/15/25	50	50,844
Series GG, 5.00%, 06/15/25	330	339,976
New York City Transitional Finance Authority Building Aid
Revenue RB
4.00%, 07/15/25	210	213,235
5.00%, 07/15/25	115	118,395
5.00%, 07/15/25 (SAW)	65	66,919
5.00%, 07/15/25 (ETM) (SAW)	185	190,389
Series S-3, 5.00%, 07/15/25 (SAW)	750	772,144
Series S-4A, 5.00%, 07/15/25 (SAW)	205	211,053
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
4.00%, 05/01/25	100	101,388
5.00%, 02/01/25	470	479,624
5.00%, 05/01/25	210	215,468
5.00%, 08/01/25	605	624,286
5.00%, 11/01/25	1,285	1,333,600
Series A-1, 5.00%, 08/01/25	50	51,594

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A-1, 5.00%, 11/01/25	$225	$233,510
Series B-1, 5.00%, 08/01/25	275	283,767
Series C, 5.00%, 11/01/25	1,400	1,452,950
New York State Dormitory Authority RB
4.00%, 02/15/25	130	131,485
4.00%, 07/01/25	15	15,261
5.00%, 03/15/25	375	383,789
5.00%, 07/01/25	390	402,167
5.00%, 09/15/25	2,500	2,588,103
5.00%, 10/01/25	255	264,554
5.00%, 07/01/37 (PR 07/01/25)	50	51,488
Series 1, 5.00%, 03/15/25	455	465,452
Series A, 5.00%, 02/15/25	570	582,289
Series A, 5.00%, 03/15/25	1,000	1,023,693
Series A, 5.00%, 07/01/25	360	370,461
Series B, 5.00%, 02/15/25	390	398,409
Series B, 5.50%, 03/15/25 (AMBAC)	220	226,373
Series C, 5.00%, 03/15/25	325	332,683
Series D, 5.00%, 02/15/25	875	893,890
Series E, 5.00%, 02/15/25	60	61,294
Series E, 5.00%, 03/15/25	620	634,078
New York State Environmental Facilities Corp., 5.00%,
06/15/25	150	154,555
New York State Environmental Facilities Corp. RB
5.00%, 06/15/25	205	211,225
5.00%, 10/15/25	70	72,703
Series A, 4.00%, 06/15/25	115	116,957
Series B, 5.00%, 06/15/25	395	406,994
Series D, 5.00%, 03/15/25	215	220,244
New York State Thruway Authority RB
5.00%, 01/01/25	720	732,666
Series A-1, 5.00%, 03/15/25	235	240,268
Series L, 5.00%, 01/01/25	260	264,703
New York State Urban Development Corp. RB
5.00%, 03/15/25	1,830	1,872,377
5.00%, 03/15/25 (ETM)	5	5,112
Series A, 5.00%, 03/15/25	2,345	2,399,544
Series C, 5.00%, 03/15/25	105	107,467
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	148,158
Series 189, 5.00%, 05/01/25	195	199,884
Series 205, 5.00%, 11/15/25	490	509,089
State of New York GO
5.00%, 03/15/25	300	307,117
Series A, 5.00%, 02/15/25	75	76,639
Series-A, 5.00%, 03/15/25.	55	56,305
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	500	519,212
Series A, 5.00%, 11/15/25	310	321,911
Series B, 5.00%, 11/15/25	535	555,557
Series C-1, 5.00%, 11/15/25	690	716,513
		41,439,343
North Carolina — 2.4%
City of Charlotte NC Airport Revenue RB, 5.00%,
07/01/25	215	221,519
City of Charlotte NC COP
5.00%, 12/01/25	50	51,975
Series B, 5.00%, 06/01/25	50	51,351
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	87,577
City of Charlotte NC Water & Sewer System RB, 5.00%,
07/01/25	230	236,974
	Par
Security	(000)	Value

North Carolina (continued)
City of Charlotte NC Water & Sewer System Revenue
RB, 5.00%, 07/01/25	$420	$432,736
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	253,211
City of Winston-Salem NC Water & Sewer System
Revenue RB, 5.00%, 06/01/25	275	282,761
County of Buncombe NC RB, 5.00%, 06/01/25	235	241,507
County of Durham NC GO, 5.00%, 10/01/25	275	285,075
County of Forsyth NC GO
5.00%, 03/01/25	270	276,137
5.00%, 07/01/25	95	97,881
5.00%, 12/01/25	200	208,118
County of Guilford NC GO, 5.00%, 03/01/25	350	357,730
County of Iredell NC RB, 5.00%, 12/01/25	25	25,992
County of Johnston NC GO, 4.00%, 02/01/25	240	242,643
County of Mecklenburg NC GO
5.00%, 03/01/25	165	168,733
5.25%, 12/01/25	25	26,098
County of New Hanover NC GO, 5.00%, 08/01/25	120	123,736
County of Wake NC GO
5.00%, 02/01/25	195	199,051
5.00%, 03/01/25	655	669,818
Series A, 5.00%, 03/01/25	445	455,067
Series C, 5.00%, 03/01/25	380	388,597
County of Wake NC RB, 5.00%, 08/01/25	235	242,526
North Carolina Municipal Power Agency No. 1 RB,
Series A, 5.00%, 01/01/25	615	625,231
North Carolina Turnpike Authority RB, 5.00%, 01/01/25	1,600	1,624,733
State of North Carolina GO
5.00%, 06/01/25	1,240	1,274,829
Series A, 5.00%, 06/01/25	1,535	1,578,114
Series B, 5.00%, 06/01/25.	1,160	1,192,581
State of North Carolina RB
5.00%, 03/01/25	325	331,899
5.00%, 05/01/25	545	559,327
Series B, 5.00%, 05/01/25	745	764,585
		13,578,112
Ohio — 3.2%
American Municipal Power Inc. RB
5.00%, 02/15/25	715	729,004
Series-A, 5.00%, 02/15/25	420	428,226
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	153,132
City of Cincinnati OH Water System Revenue RB, 4.00%,
12/01/30 (PR 12/01/25)	2,000	2,039,960
City of Cleveland OH GOL, 5.00%, 12/01/25	140	145,657
City of Columbus OH GO
4.00%, 08/15/25	45	45,824
Series 1, 5.00%, 07/01/25	885	911,836
Series A, 4.00%, 04/01/25	275	278,614
Series A, 5.00%, 04/01/25	540	553,231
City of Columbus OH GOL
5.00%, 07/01/25	175	180,307
Series B, 4.00%, 07/01/25	35	35,580
City of Columbus OH RB, Series A, 5.00%, 07/01/25	205	211,216
Cleveland Department of Public Utilities Division of Water
RB, 5.00%, 01/01/25	780	794,392
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/25	170	174,707
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/25	135	140,210
Ohio State University (The) RB, 5.00%, 12/01/25	570	591,168

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB, 5.00%,
02/15/25	$1,015	$1,036,447
Ohio Water Development Authority RB
5.00%, 06/01/25	200	205,670
Series A, 5.00%, 06/01/25	435	447,333
Series A, 5.00%, 12/01/25	560	582,119
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 06/01/25	430	442,191
5.00%, 12/01/25	250	259,875
Series 2015-A, 5.00%, 12/01/25	675	701,662
Series B, 5.00%, 12/01/25	270	280,665
State of Ohio GO
4.00%, 05/01/25	150	152,137
5.00%, 08/01/25	825	851,668
5.00%, 08/01/25 (ETM)	5	5,158
5.00%, 09/01/25	165	170,660
5.00%, 10/01/25	445	461,156
5.00%, 11/01/25	180	186,902
5.00%, 05/01/26 (PR 05/01/25)	1,000	1,025,791
Series A, 5.00%, 06/15/25	285	293,343
Series A, 5.00%, 09/01/25	570	589,552
Series A, 5.00%, 09/15/25	290	300,220
Series A, 5.00%, 05/01/37 (PR 05/01/25)	435	446,219
Series B, 5.00%, 09/01/25	225	232,718
Series B, 5.00%, 09/15/25	615	636,673
Series S, 5.00%, 05/01/25	185	189,886
Series V, 5.00%, 05/01/25	315	323,320
State of Ohio RB
5.00%, 04/01/25	295	302,058
Series A, 5.00%, 02/01/25	50	51,014
Series C, 5.00%, 12/01/25	145	150,727
Series-A, 5.00%, 06/01/25	630	647,445
		18,385,673
Oklahoma — 0.4%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	97,221
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	165	166,913
Series A, 5.00%, 06/01/25	680	697,034
Oklahoma Capitol Improvement Authority RB, Series A,
4.00%, 07/01/25	110	111,439
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	395,863
Oklahoma Turnpike Authority RB, Series E, 5.00%,
01/01/25	290	295,351
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	365	373,436
		2,137,257
Oregon — 2.1%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/25	15	15,467
City of Portland OR GOL, 5.00%, 06/15/25	95	97,781
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/25	110	112,429
5.00%, 06/01/25	270	277,441
Series A, 5.00%, 06/15/25	380	390,814
Clackamas & Washington Counties School District No. 3
GO
5.00%, 06/15/29 (PR 06/15/25) (GTD)	300	308,547
5.00%, 06/15/32 (PR 06/15/25) (GTD)	3,000	3,085,472
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	1,230	1,266,176
	Par
Security	(000)	Value

Oregon (continued)
Series B, 5.00%, 06/15/25 (GTD)	$290	$298,529
Multnomah County School District No. 7 Reynolds,
0.00%, 06/15/36 (PR 06/15/25) (GTD)(a)	650	384,019
Portland Community College District GO, 5.00%,
06/15/25	660	678,872
Salem-Keizer School District No. 24J GO, Series-B,
5.00%, 06/15/25 (GTD)	275	282,863
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	500	519,656
Series C, 5.00%, 11/15/25	115	119,521
State of Oregon GO
5.00%, 05/01/25	1,510	1,549,694
5.00%, 06/01/25	165	169,656
5.00%, 08/01/25	840	867,027
5.00%, 08/01/35 (PR 08/01/25)	550	567,697
Series H, 5.00%, 08/01/25	300	309,653
Series L, 5.00%, 08/01/25	225	232,240
Tri-County Metropolitan Transportation District of Oregon
RB, 5.00%, 09/01/25	200	206,735
		11,740,289
Pennsylvania — 3.0%
City of Philadelphia PA GO
5.00%, 08/01/25	150	153,804
Series A, 5.00%, 08/01/25	390	399,891
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 06/01/25	400	410,653
5.00%, 10/01/25	1,035	1,070,353
5.00%, 11/01/25	430	445,517
Series B, 5.00%, 11/01/25	195	202,037
Commonwealth of Pennsylvania GO
5.00%, 05/15/25	250	256,605
5.00%, 07/15/25	175	180,293
5.00%, 09/15/25 (AGM)	20	20,721
5.00%, 10/01/25	1,130	1,169,718
First Series, 5.00%, 01/01/25	1,575	1,603,774
First Series, 5.00%, 02/01/25 (AGM)	370	377,870
First Series, 5.00%, 08/15/25	1,190	1,228,294
First Series, 5.00%, 09/15/25	1,210	1,251,278
Second Series, 5.00%, 01/15/25	170	173,249
Second Series, 5.00%, 09/15/25	1,360	1,406,396
Series D, 5.00%, 08/15/25	145	149,666
County of Bucks PA GO, 5.00%, 06/01/25	140	144,062
County of Chester PA GOL, 5.00%, 07/15/25	100	103,155
Delaware County Authority RB, 5.00%, 12/01/25	60	62,141
Delaware River Joint Toll Bridge Commission RB, 5.00%,
07/01/25	150	154,359
Delaware River Port Authority RB
5.00%, 01/01/25	120	122,138
Series B, 5.00%, 01/01/25	295	300,389
Pennsylvania Higher Educational Facilities Authority RB,
5.00%, 10/01/25	370	383,188
Pennsylvania Infrastructure Investment Authority RB,
5.00%, 01/15/25	150	152,966
Pennsylvania State University (The) RB, 5.25%,
08/15/25	365	378,722
Pennsylvania Turnpike Commission RB
5.00%, 06/01/25	265	272,023
5.00%, 12/01/25	2,115	2,195,323
Series A, 5.00%, 12/01/25	810	841,257
Series A2, 5.00%, 12/01/25	560	581,610
Series B, 5.00%, 06/01/25	185	189,903

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development RB,
5.00%, 07/01/25	$250	$257,054
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/25
(AGM)	145	149,610
Township of Lower Merion PA GO, 5.00%, 01/15/25	55	56,025
		16,844,044
Rhode Island — 0.4%
Narragansett Bay Commission RB, 5.00%, 02/01/30
(PR 02/01/25)	400	407,913
Rhode Island Commerce Corp. RB
5.00%, 06/15/25	220	225,932
Series B, 5.00%, 06/15/25	575	590,503
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
5.00%, 10/01/25	145	150,289
Series B, 5.00%, 10/01/25	135	139,924
State of Rhode Island GO
5.00%, 01/15/25	525	535,382
Series A, 5.00%, 08/01/25	105	108,394
		2,158,337
South Carolina — 0.8%
City of Charleston SC Waterworks & Sewer System
Revenue RB, 5.00%, 01/01/32 (PR 01/01/25)	815	830,037
City of Columbia SC Waterworks & Sewer System
Revenue RB, Series B, 5.00%, 02/01/25	265	270,505
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	480	498,404
Fort Mill School District No. 4 GO, Series A, 5.00%,
03/01/25, (SCSDE)	100	102,230
Greenville County School District RB, 5.00%, 12/01/25	500	519,477
Horry County School District/SC RB, 5.00%, 03/01/25	105	107,376
South Carolina Transportation Infrastructure Bank RB,
Series-B, 5.00%, 10/01/25	1,955	2,025,009
State of South Carolina GO
5.00%, 04/01/25	125	128,063
5.00%, 04/01/25 (SAW)	200	204,900
		4,686,001
Tennessee — 2.7%
City of Memphis TN Electric System Revenue RB,
5.00%, 12/01/25	160	166,232
City of Memphis TN GO
5.00%, 04/01/25	275	281,579
5.00%, 06/01/25	1,000	1,027,690
Series A, 5.00%, 12/01/25	305	317,047
City of Memphis TN Sanitary Sewerage System Revenue
RB, 5.00%, 10/01/25	655	677,914
County of Blount TN GO, 5.00%, 06/01/25	685	703,515
County of Hamilton TN GO
4.00%, 03/01/25	465	470,460
Series A, 5.00%, 04/01/25	160	163,865
County of Montgomery TN GO, 5.00%, 04/01/25	655	671,049
County of Putnam TN GO, 5.00%, 04/01/25	185	189,426
County of Shelby TN GO
5.00%, 04/01/25	420	430,388
Series A, 5.00%, 04/01/25	480	491,872
County of Sumner TN GO, 5.00%, 12/01/25	150	155,952
County of Williamson TN GO, 5.00%, 04/01/25, (ETM)	125	127,990
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue RB
5.00%, 05/15/25	310	318,428
Series A, 5.00%, 05/15/25	345	354,380
	Par
Security	(000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson
County TN GO
5.00%, 01/01/25	$1,315	$1,339,621
5.00%, 07/01/25	1,250	1,287,552
Series A, 5.00%, 07/01/25	290	298,712
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue RB
5.00%, 07/01/25	260	267,811
Series B, 5.00%, 07/01/25	300	309,012
State of Tennessee GO
5.00%, 02/01/25	580	592,049
5.00%, 09/01/25	210	217,038
5.00%, 08/01/29 (PR 08/01/25)	2,035	2,097,755
Series A, 5.00%, 08/01/25	550	567,370
Tennessee State School Bond Authority, 5.00%, 11/01/25
(ST INTERCEPT)	270	280,165
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	375	389,118
5.00%, 11/01/25 (ST INTERCEPT)	190	197,153
Series A, 5.00%, 11/01/25 (NPFGC)	455	472,130
Series B, 5.00%, 11/01/25	560	581,083
		15,444,356
Texas — 11.3%
Alamo Community College District GOL, 5.00%,
02/15/25	290	296,038
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	220	225,932
Aldine Independent School District GO, 5.00%, 02/15/25	200	204,288
Alvin Independent School District/TX GO, 5.00%,
02/15/25 (PSF)	230	234,859
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	165	168,232
Series B, 5.00%, 02/15/25 (PSF)	100	101,959
Austin Community College District, 5.00%, 08/01/25	415	427,613
Austin Community College District GOL
5.00%, 08/01/25	100	103,039
5.00%, 08/01/29 (PR 08/01/25)	870	896,183
Austin Independent School District, 5.00%, 08/01/25	355	366,158
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	765	789,273
Series B, 5.00%, 08/01/25 (PSF)	255	263,091
Birdville Independent School District GO, Series B,
5.00%, 02/15/25 (PSF)	170	173,330
Board of Regents of the University of Texas System RB
5.00%, 08/15/25	465	480,105
Series B, 5.00%, 08/15/25	610	629,816
Series C, 5.00%, 08/15/25	330	340,720
Series E, 5.00%, 08/15/25	310	320,070
Series H, 5.00%, 08/15/25	325	335,558
Series J, 5.00%, 08/15/25	365	376,857
Central Texas Regional Mobility Authority RB, 5.00%,
01/01/25	135	137,148
City of Arlington TX GOL, 5.00%, 08/15/25	155	159,799
City of Austin TX GOL, 5.00%, 09/01/25	1,005	1,038,841
City of Austin TX Water & Wastewater System
Revenue RB
5.00%, 11/15/25	720	746,139
5.00%, 11/15/25 (ETM)	45	46,603
City of Dallas TX Waterworks & Sewer System
Revenue RB
5.00%, 10/01/25	305	314,814
Series A, 5.00%, 10/01/25	100	103,218

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
City of Denton TX GOL, 5.00%, 02/15/25	$110	$112,381
City of Frisco TX GOL, 5.00%, 02/15/25	695	709,899
City of Garland TX GOL, 5.00%, 02/15/25	405	413,182
City of Houston TX Airport System Revenue RB,
Series D, 5.00%, 07/01/25	65	66,716
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	135	139,828
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,837
Series B, 5.00%, 11/15/25	325	336,624
Series D, 5.00%, 11/15/25	330	341,803
City of McKinney TX Waterworks & Sewer System
Revenue RB, 5.00%, 03/15/25	15	15,327
City of Plano TX GOL
5.00%, 09/01/25	225	232,259
Series A, 5.00%, 09/01/25	170	175,484
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/25	825	841,566
Series ETM, 5.00%, 02/01/25 (ETM)	145	147,725
City of San Antonio TX GOL
5.00%, 02/01/25	50	51,004
5.00%, 08/01/25	960	989,980
Clear Creek Independent School District GO, 5.00%,
02/15/25 (PSF)	1,165	1,189,976
Conroe Independent School District GO, 5.00%, 02/15/25
(PSF)	65	66,387
County of Bexar TX GOL, 5.00%, 06/15/25	590	607,272
County of Collin TX GOL, 5.00%, 02/15/25	250	255,154
County of Dallas TX GOL, 5.00%, 08/15/25	500	515,937
County of Denton TX GOL, 5.00%, 05/15/25	290	297,662
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	112,335
County of Harris TX GOL
5.00%, 10/01/25	170	175,891
Series B, 5.00%, 10/01/25	425	439,727
County of Harris TX RB
5.00%, 08/15/25	455	469,572
Series A, 5.00%, 08/15/25	420	433,451
County of Harris TX Toll Road Revenue RB, 5.00%,
08/15/25	180	185,628
County of Montgomery TX GO, Series A, 5.00%,
03/01/25	120	122,534
Cypress-Fairbanks Independent School District GO,
5.00%, 02/15/25 (PSF)	1,340	1,368,037
Dallas Area Rapid Transit RB
5.00%, 12/01/25	2,210	2,298,097
5.00%, 12/01/31 (PR 12/01/25)	570	590,961
Dallas Fort Worth International Airport, 5.00%, 11/01/25	460	476,280
Dallas Fort Worth International Airport RB, 5.00%,
11/01/25	230	238,140
Dallas Independent School District, 5.00%, 02/15/25
(PSF-GTD)	530	541,199
Dallas Independent School District GO
5.00%, 02/15/25 (PSF)	670	684,157
Series A, 5.00%, 02/15/25 (PSF)	725	740,319
Denton Independent School District GO, 5.00%, 08/15/25
(PSF)	415	427,849
DeSoto Independent School District GO, 0.00%, 08/15/25
(PSF)(a)	200	188,611
Fort Bend Independent School District GO, 5.00%,
02/15/25 (PSF)	150	153,061
	Par
Security	(000)	Value

Texas (continued)
Fort Worth Independent School District GO, 5.00%,
02/15/25 (PSF)	$1,475	$1,505,710
Frisco Independent School District GO, Series A, 5.00%,
08/15/25 (PSF)	395	407,952
Grapevine-Colleyville Independent School District GO,
0.00%, 08/15/25 (PSF)(a)	200	190,846
Irving Independent School District GO, 5.00%, 02/15/25
(PSF)	840	857,317
Judson Independent School District GO, 5.00%, 02/01/25
(PSF)	175	178,670
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	107,272
Series D, 5.00%, 02/15/25 (PSF)	35	35,758
Keller Independent School District/TX GO, Series A,
5.00%, 02/15/25 (PSF)	220	224,422
Killeen Independent School District GO, 5.00%, 02/15/25
(PSF)	100	102,113
Klein Independent School District GO, Series A, 5.00%,
08/01/25 (PSF)	55	56,737
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	314,467
Series A, 5.00%, 08/15/25 (PSF)	245	252,772
Series B, 0.00%, 08/15/25(a)	135	128,451
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	940	968,673
Series B, 5.00%, 08/15/25	450	463,590
Lone Star College System GOL
5.00%, 02/15/25	615	627,678
5.00%, 08/15/25	40	41,269
5.00%, 09/15/25	270	279,081
Series B, 5.00%, 02/15/25	1,100	1,122,676
Lower Colorado River Authority RB
5.00%, 05/15/25	635	650,318
Series D, 5.00%, 05/15/25	165	168,980
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue, Series B, 5.00%, 11/01/25	185	191,708
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue RB
5.00%, 11/01/25	235	243,521
Series-A, 5.00%, 11/01/25	120	124,351
North East Independent School District/TX GO, 5.00%,
08/01/25 (PSF)	350	360,170
North Texas Municipal Water District RB, 5.00%,
06/01/25	335	343,537
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor Sys RB, 5.00%, 06/01/25	225	230,784
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System RB, 5.00%, 06/01/25	110	112,828
North Texas Municipal Water District Water System
Revenue RB, 5.00%, 09/01/25	770	793,996
North Texas Tollway Authority RB
5.00%, 01/01/25	730	742,283
6.50%, 01/01/43 (PR 01/01/25)	2,010	2,069,823
Series A, 5.00%, 01/01/25	270	274,516
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	175	179,837
Series A, 5.00%, 08/15/25 (PSF)	100	103,142
Northwest Independent School District GO
5.00%, 02/15/28 (PR 02/15/25)	45	45,878
Series B, 5.00%, 02/15/25 (PSF)	50	51,041

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Permanent University Fund - Texas A&M University
System RB
4.50%, 07/01/25	$80	$81,842
Series A, 5.00%, 07/01/25	315	324,419
Permanent University Fund - University of Texas
System RB
Series A, 5.00%, 07/01/25	270	277,922
Series B, 5.00%, 07/01/25	280	288,215
Pflugerville Independent School District GO, 5.00%,
02/15/25 (PSF)	235	240,086
Plano Independent School District GO, 5.00%, 02/15/25	185	188,909
Rockwall Independent School District GO, 5.00%,
02/15/25 (PSF)	110	112,268
Round Rock Independent School District GO
5.00%, 08/01/25	270	278,486
5.00%, 08/01/25 (PSF)	70	72,231
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	618,057
Series A, 5.00%, 08/01/25 (PSF)	350	361,157
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	330	336,769
5.00%, 08/15/25 (PSF)	505	520,943
San Antonio Water System RB
Series A, 5.00%, 05/15/25	190	195,069
Series C, 5.00%, 05/15/25	180	184,802
Spring Branch Independent School District GO, 5.00%,
02/01/25 (PSF)	205	209,157
Spring Independent School District GO, 5.00%, 08/15/25
(PSF)	375	386,953
State of Texas GO
5.00%, 04/01/25	325	332,963
5.00%, 10/01/25	1,255	1,300,565
Series A, 5.00%, 04/01/25	235	240,758
Series A, 5.00%, 08/01/25	200	206,465
State of Texas GOL, Series A, 5.00%, 08/01/25	275	283,889
Tarrant County College District GOL, 5.00%, 08/15/25	195	200,889
Tarrant Regional Water District Water Supply System
Revenue RB, 5.00%, 03/01/25	375	383,000
Texas A&M University RB
5.00%, 05/15/25	1,525	1,566,073
Series C, 5.00%, 05/15/25	865	888,297
Texas State Technical College RB
4.00%, 10/15/25	100	101,907
5.00%, 08/01/25 (AGM)	300	308,362
Texas State University System RB, 5.00%, 03/15/25	925	944,576
Texas Tech University System RB, 5.00%, 02/15/25	475	485,037
Texas Transportation Commission State Highway
Fund RB
5.25%, 04/01/25	310	318,260
First Series, 5.00%, 10/01/25	440	455,538
Series A, 5.00%, 10/01/25	1,810	1,873,918
Texas Water Development Board RB
5.00%, 04/15/25	840	861,232
5.00%, 08/01/25	150	154,826
Series A, 5.00%, 04/15/25	275	281,951
Series A, 5.00%, 10/15/25	915	948,471
Series B, 5.00%, 04/15/25	1,545	1,584,051
Series B, 5.00%, 10/15/25	1,160	1,202,433
Trinity River Authority Central Regional Wastewater
System Revenue RB, 5.00%, 08/01/25	2,530	2,607,644
Tyler Independent School District GO, 5.00%, 02/15/25
(PSF)	260	265,093
	Par
Security	(000)	Value

Texas (continued)
United Independent School District/TX GO, 5.00%,
08/15/35 (PR 08/15/25)	$410	$422,648
University of North Texas System RB
5.00%, 04/15/25	255	261,018
Series A, 5.00%, 04/15/25	300	307,081
		64,466,932
Utah — 1.3%
Central Utah Water Conservancy District GOL, 5.00%,
04/01/25	200	204,900
Davis School District GO, Series B, 5.00%, 06/01/25	80	82,247
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	165	169,718
State of Utah GO
3.00%, 07/01/25	280	280,011
5.00%, 07/01/25	2,130	2,192,493
5.00%, 07/01/25 (PR 01/01/25)	700	712,280
University of Utah (The) RB
4.00%, 08/01/25	490	498,413
Series A, 4.00%, 08/01/25	75	76,288
Series A, 5.00%, 08/01/25	315	324,995
Series B1, 5.00%, 08/01/25 (SAP)	300	309,519
Utah State Building Ownership Authority RB, 5.00%,
05/15/25	685	702,136
Utah Transit Authority RB
5.00%, 06/15/25	425	436,343
5.00%, 06/15/35 (PR 06/15/25)	395	405,985
Series A, 5.00%, 06/15/37 (PR 06/15/25)	690	709,189
Utah Water Finance Agency RB, Series A, 5.00%,
03/01/25	240	245,172
		7,349,689
Vermont — 0.0%
University of Vermont & State Agricultural College RB,
5.00%, 10/01/25	40	41,333
Vermont Municipal Bond Bank RB, Series 5, 5.00%,
12/01/25	115	119,438
		160,771
Virginia — 4.6%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25
(SAW)	140	144,245
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	127,104
City of Falls Church VA GO, 5.00%, 07/15/25	225	232,033
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	210	217,071
City of Newport News VA Water Revenue RB, 5.00%,
07/15/25	1,440	1,485,010
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	150,169
City of Norfolk VA Water Revenue RB, Series B, 5.00%,
11/01/25	125	129,706
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	175	178,884
Series B, 5.00%, 07/15/25 (SAW)	55	56,687
City of Richmond VA Public Utility Revenue RB, 5.00%,
01/15/25	405	412,856
City of Virginia Beach VA Storm Water Utility Revenue
RB, 5.00%, 11/15/25	385	399,930
City of Virginia Beach VA Water & Sewer System
Revenue RB, 5.00%, 10/01/25	100	103,631
Commonwealth of Virginia GO, Series B, 5.00%,
06/01/25	335	344,542
County of Arlington VA GO
5.00%, 08/15/25	150	154,919
Series A, 5.00%, 08/01/25 (SAW)	50	51,594

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
Series B, 5.00%, 08/15/25	$100	$103,279
County of Chesterfield VA Water & Sewer Revenue RB,
5.00%, 11/01/25	200	207,669
County of Fairfax VA GO, Series A, 5.00%, 10/01/25
(SAW)	490	507,709
County of Fairfax VA Sewer Revenue RB, 5.00%,
07/15/25	110	113,422
County of Henrico VA GO
5.00%, 07/15/25	130	134,026
Series A, 5.00%, 08/01/25 (SAW)	550	567,615
County of Loudoun VA GO, Series A, 5.00%, 12/01/25
(SAW)	1,000	1,040,409
Fairfax County Industrial Development Authority RB,
5.00%, 05/15/25	285	292,603
Hampton Roads Sanitation District RB, Series A, 4.00%,
08/01/25	105	106,787
Loudoun County Sanitation Authority RB, 5.00%,
01/01/25	35	35,668
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39
(PR 07/01/25)	2,005	2,037,922
Virginia Beach Development Authority RB, 5.00%,
04/01/25	165	168,986
Virginia College Building Authority RB
5.00%, 09/01/25	880	909,494
5.00%, 02/01/27 (PR 02/01/25)	2,025	2,064,058
5.00%, 02/01/31 (PR 02/01/25)	2,420	2,466,677
Series A, 5.00%, 02/01/25	400	407,992
Series A, 5.00%, 02/01/28 (PR 02/01/25)	240	244,629
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	305,786
Series B, 5.00%, 09/01/25	475	490,920
Series E, 5.00%, 02/01/25	805	821,085
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	1,305	1,336,538
5.00%, 05/15/25	195	200,402
5.00%, 09/15/25	220	227,859
Series A, 5.00%, 05/15/25	790	811,884
Virginia Public Building Authority RB
5.00%, 08/01/25	1,620	1,672,366
Series A, 5.00%, 08/01/25	235	242,596
Series B, 5.00%, 08/01/25	1,400	1,445,254
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	285	291,429
5.00%, 08/01/25	635	655,338
5.00%, 08/01/25 (SAW)	50	51,624
Series A, 5.00%, 08/01/25	200	206,405
Series B, 5.00%, 08/01/25	360	371,530
Series C, 5.00%, 08/01/25	480	495,373
Virginia Resources Authority Clean Water Revolving
Fund RB, 5.00%, 10/01/25	65	67,338
Virginia Resources Authority RB
5.00%, 11/01/25	605	628,040
Series C, 5.00%, 11/01/25	30	31,140
Series D, 4.00%, 11/01/25	85	86,790
		26,037,023
Washington — 5.1%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	155	160,808
Series S-1, 5.00%, 11/01/25	855	887,040
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,525	1,580,824
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	330	342,080
	Par
Security	(000)	Value

Washington (continued)
Central Puget Sound Regional Transit Authority Sales &
Rental Car Taxes Revenue RB, Series S-1, 5.00%,
11/01/30 (PR 11/01/25)	$385	$399,093
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/25	260	266,310
5.00%, 07/01/25	110	113,305
5.00%, 09/01/25	750	775,490
City of Seattle WA GOL
5.00%, 06/01/25	895	919,901
5.00%, 12/01/25	375	390,154
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/25	500	515,162
Series B, 5.00%, 02/01/25	480	489,971
Series B, 5.00%, 04/01/25	405	414,923
Series C, 5.00%, 09/01/25	575	594,723
Series-A, 5.00%, 07/01/25	210	216,368
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	415	425,755
5.00%, 08/01/25	225	232,139
City of Tacoma WA Electric System Revenue RB, 5.00%,
01/01/25	110	111,990
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	190	197,505
Clark County Public Utility District No. 1 Electric Revenue
RB, 5.00%, 01/01/25	140	142,418
Clark County Public Utility District No. 1 Water Revenue
RB, 5.00%, 01/01/25	110	111,980
Clark County School District No. 114 Evergreen GO,
5.00%, 12/01/25 (SCH BD GTY)	335	348,232
Clark County School District No. 122 Ridgefield GO,
5.00%, 12/01/25	55	57,172
County of King WA GOL
5.00%, 07/01/25	575	592,436
5.00%, 12/01/25	225	234,092
Series A, 4.00%, 01/01/25	125	126,244
County of King WA Sewer Revenue RB
5.00%, 01/01/25	200	203,508
5.00%, 07/01/34 (PR 01/01/25)	400	407,017
Series-B, 5.00%, 07/01/25	330	339,312
County of Kitsap WA GOL, 5.00%, 06/01/25	195	200,425
County of Pierce WA GOL
5.00%, 08/01/25	380	392,283
Series A, 5.00%, 07/01/25	155	159,700
County of Snohomish WA GOL, 5.00%, 12/01/25	445	462,577
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	200	207,900
Energy Northwest RB
5.00%, 07/01/25	450	463,772
Series A, 5.00%, 07/01/25	2,595	2,674,419
Series C, 5.00%, 07/01/25	1,095	1,128,512
King County School District No. 405 Bellevue GO, 5.00%,
12/01/25 (GTD)	315	327,442
King County School District No. 410 Snoqualmie Valley
GO, 5.00%, 12/01/25 (GTD)	395	410,602
King County School District No. 415 Kent GO, 5.00%,
12/01/25 (GTD)	225	233,478
Kitsap County School District No. 401 Central Kitsap GO,
5.00%, 12/01/25	145	150,596
Pierce County School District No 10 Tacoma GO, 5.00%,
12/01/25	275	285,612
Pierce County School District No 402 Franklin Pierce GO,
5.00%, 12/01/25	105	109,147

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Port of Seattle WA RB
4.00%, 02/01/25	$155	$156,402
5.00%, 02/01/25	245	249,604
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	117,195
Snohomish County School District No. 201 Snohomish
GO, 5.00%, 12/01/25, (SCH BD GTY)	220	228,490
Snohomish County School District No. 4 Lake Stevens
GO, 5.00%, 12/01/25	70	72,701
Spokane County School District No. 356 Central Valley
GO, 5.00%, 12/01/25	90	93,473
State of Washington COP
5.00%, 01/01/25	250	254,386
5.00%, 07/01/25 (ST INTERCEPT)	415	426,710
Series C, 5.00%, 07/01/25	95	97,681
State of Washington GO
5.00%, 01/01/25	425	432,726
5.00%, 02/01/25	1,265	1,290,275
5.00%, 07/01/25	1,230	1,265,915
5.00%, 08/01/25	190	195,916
Series A, 5.00%, 08/01/25	225	232,005
Series A-1, 5.00%, 08/01/25	390	402,143
Series B, 5.00%, 06/01/25	190	195,186
Series B, 5.00%, 08/01/25	150	154,670
Series D, 5.00%, 02/01/25	150	152,997
Series D, 5.00%, 06/01/25	775	796,153
Series E, 5.00%, 06/01/25	700	719,106
Series F, 0.00%, 12/01/25 (AMBAC)(a)	410	387,550
Series R-2018C, 5.00%, 08/01/25	355	366,053
Series R-2018D, 5.00%, 08/01/25	625	644,459
Series R-2020D, 5.00%, 07/01/25	130	133,796
University of Washington RB
5.00%, 04/01/25	625	640,386
5.00%, 12/01/25	180	187,306
Series B, 4.00%, 06/01/25	335	340,199
		29,035,900
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	120	123,402
5.00%, 12/01/25	150	156,061
Series A, 5.00%, 06/01/25	755	776,406
West Virginia Commissioner of Highways RB
5.00%, 09/01/25	220	227,028
	Par
Security	(000)	Value

West Virginia (continued)
Series A, 5.00%, 09/01/25	$640	$660,446
West Virginia Lottery Excess Lottery Revenue RB,
Series A, 5.00%, 07/01/25	285	293,442
		2,236,785
Wisconsin — 1.6%
Hamilton School District/WI GO, 5.00%, 04/01/25	180	184,348
State of Wisconsin Environmental Improvement Fund
Revenue RB, Series A, 5.00%, 06/01/25	1,690	1,738,363
State of Wisconsin GO
5.00%, 05/01/25	375	384,672
5.00%, 05/01/32 (PR 05/01/25)	720	738,307
Series 2, 4.00%, 11/01/25	170	173,492
Series 2, 5.00%, 11/01/25	2,545	2,640,371
Series A, 5.00%, 05/01/25	580	594,959
Series B, 5.00%, 05/01/25	665	682,151
State of Wisconsin RB, Series A, 5.00%, 05/01/25	325	333,382
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	700	721,423
Series 2, 5.00%, 07/01/25	880	906,932
		9,098,400

Total Long-Term Investments — 98.7%
(Cost: $567,400,801)		561,946,199

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 4.09%(b)(c)	675,145	675,213

Total Short-Term Securities — 0.1%
(Cost: $675,168)		675,213

Total Investments — 98.8%
(Cost: $568,075,969)		562,621,412

Other Assets Less Liabilities — 1.2%		6,870,132

Net Assets — 100.0%		$569,491,544

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$3,614,207	$—	$(2,939,070	)(a)	$40	$36	$675,213	675,145	$12,474	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$561,946,199	$—	$561,946,199
Short-Term Securities
Money Market Funds	675,213	—	—	675,213
	$675,213	$561,946,199	$—	$562,621,412

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	SCH BD GTY	School Board Guaranty
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.